Provisions - Principal Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Provision for defined benefit plans	€ 576	€ 398
Telefónica Spain | ITP | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Provision for defined benefit plans		206
Telefónica Spain | Survival | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Provision for defined benefit plans		260
Seguos de Vida y Pensiones Antares
Disclosure of defined benefit plans [line items]
Other long-term credits		€ 634	€ 692